UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

215-882-9983
Registrant’s telephone number, including area code

Date of fiscal year end: January 31, 2025

Date of reporting period: July 31, 2024

Item 1. Report to Stockholders.

(a)

Keating Active ETF Ticker: KEAT Listed on: The Nasdaq Stock Market, LLC	July 31, 2024 Semi-Annual Shareholder Report www.etfkeatinginvestment.com

This semi-annual shareholder report contains important information about the Keating Active ETF (the “Fund”) for the period of March 26, 2024 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.etfkeatinginvestment.com. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$30	0.85%

KEY FUND STATISTICS (as of Period End)
Net Assets	$81,364,846	Portfolio Turnover Rate*	2%
# of Portfolio Holdings	38	Advisory Fees Paid	$215,856
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
U.S. Treasury Securities	28.2%
Energy	17.6%
Consumer Staples	17.3%
Communication Services	10.7%
Materials	8.2%
Industrials	6.0%
Real Estate Investment Trusts	4.8%
Health Care	3.6%
Financials	2.5%
Information Technology	0.7%
Cash & Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
iShares 0-5 Year TIPS Bond ETF	28.2%
Suncor Energy, Inc.	4.9%
Oceaneering International, Inc.	4.2%
Agnico Eagle Mines Ltd.	4.1%
Barrick Gold Corp.	4.1%
Liberty Global Ltd. - Class C	3.7%
Equity Commonwealth	3.6%
Vodafone Group PLC - ADR	3.3%
Lockheed Martin Corp.	3.3%
TotalEnergies SE - ADR	3.2%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.etfkeatinginvestment.com. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

(b) Not applicable
Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.
(a)

KEATING ACTIVE ETF
SCHEDULE OF INVESTMENTS
July 31, 2024 (Unaudited)

COMMON STOCKS - 66.6%	Shares	Value
Aerospace & Defense - 3.3%
Lockheed Martin Corp.	4,890	$2,649,989

Air Freight & Logistics - 0.8%
United Parcel Service, Inc. - Class B	5,084	662,801

Alternative Carriers - 3.7%
Liberty Global Ltd. - Class C (a)	151,127	3,039,164

Brewers - 2.9%
Molson Coors Beverage Co. - Class B	43,915	2,320,908

Consumer Finance - 0.5%
American Express Co.	1,456	368,426

Consumer Staples Merchandise Retail - 1.1%
Target Corp.	2,996	450,629
Walmart, Inc.	6,305	432,775
		883,404

Electrical Components & Equipment - 0.4%
Emerson Electric Co.	2,952	345,709

Food Products - 0.6%
Lamb Weston Holdings, Inc.	8,403	504,348

Food Retail - 2.1%
J Sainsbury PLC - ADR	115,823	1,689,858

Gold - 8.2%
Agnico Eagle Mines Ltd.	43,325	3,343,390
Barrick Gold Corp.	178,041	3,295,539
		6,638,929

Household Products - 0.5%
Procter & Gamble Co.	2,331	374,732

Industrial Machinery & Supplies & Components - 1.5%
Dover Corp.	6,617	1,219,248

The accompanying notes are an integral part of these financial statements.

1

KEATING ACTIVE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024 (Unaudited)

COMMON STOCKS - 66.6% (CONTINUED)	Shares	Value
Integrated Oil & Gas - 11.7%
Equinor ASA - ADR	69,541	$1,847,009
Exxon Mobil Corp.	8,755	1,038,255
Suncor Energy, Inc.	100,332	4,005,253
TotalEnergies SE - ADR	38,157	2,586,282
		9,476,799

Integrated Telecommunication Services - 2.7%
Verizon Communications, Inc.	55,112	2,233,138

Life & Health Insurance - 1.3%
Aflac, Inc.	11,298	1,077,603

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	1,967	1,206,440

Movies & Entertainment - 1.0%
Walt Disney Co.	8,784	822,973

Multi-Sector Holdings - 0.7%
Berkshire Hathaway, Inc. - Class B (a)	1,369	600,306

Oil & Gas Equipment & Services - 4.2%
Oceaneering International, Inc. (a)	114,760	3,445,095

Oil & Gas Exploration & Production - 1.7%
Talos Energy, Inc. (a)	119,190	1,411,210

Packaged Foods & Meats - 2.7%
Cal-Maine Foods, Inc.	31,056	2,222,678

Personal Care Products - 2.9%
Unilever PLC - ADR	38,118	2,340,445

Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co.	8,089	384,713
Johnson & Johnson	8,462	1,335,726
		1,720,439

Semiconductors - 0.7%
Intel Corp.	18,839	579,111

Soft Drinks & Non-alcoholic Beverages - 1.5%
Coca-Cola Co.	5,702	380,552
PepsiCo, Inc.	4,660	804,642
		1,185,194

The accompanying notes are an integral part of these financial statements.

2

KEATING ACTIVE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024 (Unaudited)

COMMON STOCKS - 66.6% (CONTINUED)	Shares	Value
Tobacco - 3.0%
Philip Morris International, Inc.	20,915	$2,408,571

Wireless Telecommunication Services - 3.3%
Vodafone Group PLC - ADR	289,125	2,706,210
TOTAL COMMON STOCKS (Cost $36,261,074)		54,133,728

EXCHANGE TRADED FUNDS - 28.2%
iShares 0-5 Year TIPS Bond ETF (b)	229,674	22,953,620
TOTAL EXCHANGE TRADED FUNDS (Cost $22,740,125)		22,953,620

REAL ESTATE INVESTMENT TRUSTS - 4.8%
Equity Commonwealth (a)	144,261	2,938,596
Weyerhaeuser Co.	30,592	971,602
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,603,650)		3,910,198

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.23% (c)	258,595	258,595
TOTAL SHORT-TERM INVESTMENTS (Cost $258,595)		258,595

TOTAL INVESTMENTS - 99.9% (Cost $62,863,444)		$81,256,141
Other Assets in Excess of Liabilities - 0.1%		108,705
TOTAL NET ASSETS - 100.0%		$81,364,846

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

3

KEATING ACTIVE ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2024 (Unaudited)

Assets:
Investments in securities, at value (See Note 2)	$81,256,141
Dividends and interest receivable	164,730
Total assets	81,420,871

Liabilities:
Accrued investment advisory fees (See Note 4)	56,025
Total liabilities	56,025
Net Assets	$81,364,846

Net Assets Consist of:
Paid-in capital	$52,301,336
Total distributable earnings (accumulated deficit)	29,063,510
Net Assets:	$81,364,846

Calculation of Net Asset Value Per Share:
Net Assets	$81,364,846
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	3,100,000
Net Asset Value per Share	$26.25

Cost of Investments in Securities	$62,863,444

The accompanying notes are an integral part of these financial statements.

KEATING ACTIVE ETF

STATEMENT OF OPERATIONS
For the Period Ended July 31, 2024 (Unaudited)(1)

Investment Income:
Dividend income	$902,495
Interest income	8,729
Total investment income	911,224

Expenses:
Investment advisory fees (See Note 4)	215,856
Net expenses	215,856

Net Investment Income (Loss)	695,368

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	10,601,859
10,601,859
Net change in unrealized appreciation (depreciation) on:
Investments	18,392,698
18,392,698
Net realized and unrealized gain (loss) on investments:	28,994,557
Net Increase (Decrease) in Net Assets Resulting from Operations	$29,689,925

(1) The Fund commenced operations on March 26, 2024.

The accompanying notes are an integral part of these financial statements.

KEATING ACTIVE ETF

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended July 31, 2024 (Unaudited)(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$695,368
Net realized gain (loss) on investments	10,601,859
Net change in unrealized appreciation (depreciation) on investments	18,392,698
Net increase (decrease) in net assets resulting from operations	29,689,925

Distributions to Shareholders:
Distributable earnings	(626,415)
Total distributions to shareholders	(626,415)

Capital Share Transactions:
Proceeds from shares sold	68,647,644
Payments for shares redeemed	(16,346,308)
Net increase (decrease) in net assets derived from net change in capital share transactions	52,301,336
Net Increase (Decrease) in Net Assets	81,364,846

Net Assets:
Beginning of period	—
End of period	$81,364,846

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	3,750,000
Shares repurchased	(650,000)
Shares outstanding, end of period	3,100,000

(1) The Fund commenced operations on March 26, 2024.
The accompanying notes are an integral part of these financial statements.

KEATING ACTIVE ETF
FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)(5)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(6)
For the Period March 26, 2024(7) to July 31, 2024 (Unaudited)	$24.97	0.24	1.25	1.49	(0.21)	(0.21)	$26.25	5.97%	$81,365	0.85%	2.74%	2%

(1) Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3) For periods of less than one year, these ratios are annualized.
(4) Net expenses include effects of any reimbursement or recoupment.
(5) Net expenses do not include expenses of the investment companies in which the Fund invests.
(6) Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(7) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

KEATING ACTIVE ETF

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

Keating Active ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on March 26, 2024. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. The Fund’s investment objective is to seek total return which consists of income and capital appreciation.

As part of the Fund’s commencement of operations on March 26, 2024, the Fund received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $61,438,228 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of March 26, 2024, was $36,262,931, resulting in net unrealized appreciation on investments of $25,175,297 as of that date. As a result of the in-kind contribution, the Fund issued 2,460,000 shares at a $24.97 per share net asset value.

Shares of the Fund are listed and traded on the The Nasdaq Stock Market LLC. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable

KEATING ACTIVE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024 (Unaudited)

securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of July 31, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

KEATING ACTIVE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024 (Unaudited)

The following is a summary of the fair value classification of the Fund’s investments as of July 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$54,133,728	$—	$—	$54,133,728
Exchange Traded Funds	22,953,620	—	—	22,953,620
Real Estate Investment Trusts	3,910,198	—	—	3,910,198
Money Market Funds	258,595	—	—	258,595
Total Investments in Securities	$81,256,141	$—	$—	$81,256,141

    Refer to the Schedule of Investments for additional information.

During the fiscal period ended July 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended July 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended July 31, 2024, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended July 31, 2024, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in“Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of and taxes on unrealized gains.

KEATING ACTIVE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024 (Unaudited)

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund commenced operations on March 26, 2024; therefore, no reclassifications have been made yet.

NOTE 3 – RISKS

Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Small and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. As a result, a company’s share price may be affected by poorly executed trades, even if the underlying business of the company is unchanged. These securities may have returns that vary, sometimes significantly, from the overall securities market. Small- and mid-capitalization companies are

KEATING ACTIVE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024 (Unaudited)

sometimes more dependent on key personnel or limited product lines than larger, more diversified companies. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Foreign Securities Risk. Investments in non-U.S. securities involve risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in some countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Emerging Markets Risk. Many emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Similar to foreign issuers, emerging market issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to U.S. issuers. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Risk of Investing in Other ETFs. Because the Fund may invest in other ETFs, the Fund’s investment performance is impacted by the investment performance of the selected underlying ETFs. An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Fund’s portfolio. At times, certain of the segments of the market represented by the Fund’s underlying ETFs may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.”

KEATING ACTIVE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024 (Unaudited)

REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action like the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors. In addition to these risks, residential/diversified REITs and commercial equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986 (the “Code”), or to maintain their exemptions from registration under the 1940 Act. The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

U.S. Government Securities Risk. The Fund may invest in U.S. Treasury obligations and securities issued or guaranteed by the U.S. Treasury. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.

Focus Investing Risk. The Fund will hold 25 to 40 companies within the portfolio. As a result, the Fund invests a high percentage of its assets in a small number of companies, which may add to Fund volatility.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

Keating Investment Counselors, Inc. (the “Sub-Adviser”), serves as a discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible to select the Fund’s investments in accordance with the Fund’s investment objectives, policies and restrictions.

At a Board meeting held on December 12, 2023, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory and Sub-Advisory Agreements. Per the Advisory Agreement, the Fund pays an annual rate of 0.85% to the Adviser monthly based on average daily net assets.

KEATING ACTIVE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024 (Unaudited)

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the fiscal period, the Fund had not loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent. As of the end of the fiscal period, the Fund did not have any securities on loan.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) would have been reflected in the Fund’s Statement of Operations. As of the end of the fiscal period, there was no net securities lending income earned on collateral investments.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

KEATING ACTIVE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024 (Unaudited)

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended July 31, 2024, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$16,120,785	$1,208,782

For the fiscal period ended July 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$16,684,734	$15,837,351

For the fiscal period ended July 31, 2024, short-term and long-term gains on in-kind transactions were as follows:

Short-Term	Long-Term
$37,464	$10,573,955

There were no purchases or sales of U.S. Government securities during the fiscal period.

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal period ended July 31, 2024, was as follows:

Ordinary Income(1)
$626,415
(1) The Fund commenced operations on March 26, 2024.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other transactions that occurred during the period subsequent to July 31, 2024, that materially impacted the amounts or disclosures in the Fund’s financial statements other than the below:

Effective September 16, 2024, Michael D. Barolsky is President (principal executive officer) of the Trust.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 4 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on December 12, 2023 to consider the approval of Advisory Agreement between the Trust, on behalf of the Keating Active ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the Sub-Advisory Agreement between the Adviser and Keating Investment Counselors, Inc. (“Keating” or the “Sub-Adviser”), each for an initial two-year term. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreement. In connection with considering approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including among other things information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the proposed Advisory Agreement and Sub-Advisory Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Keating Active ETF (“KEAT”) (a “New Fund”). In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the New Fund, and arranging service providers for the New Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the New Fund, executing all New Fund transactions, monitoring compliance with the New Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Keating’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and Keating’s resources. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis Keating. The Board also considered that Keating would provide its services to the New Fund as a discretionary investment sub-adviser.
Performance. Performance information was not available for KEAT as it had not yet commenced operations. However, the Board reviewed the performance of separately managed accounts that follow a strategy similar to KEAT’s strategy. It was noted that Keating’s portfolio management team had demonstrated a consistent track record following the New Fund’s investment strategy. The Board found that the non-fund track record demonstrated Keating’s ability to manage assets in accordance with the New Fund’s strategy.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser and Keating, respectively. With respect to the advisory fees and expense ratio for the Fund, the Board also considered the fees and expense ratio versus the fees and expenses charged to other exchange-traded funds and mutual funds. The Board noted

that as it pertains to KEAT, the New Fund would be slightly profitable to the Adviser if it can grow its assets to 30MM in the first year of operations. It noted that Keating would not be profitable at 30MM but would be close to breaking even. The Board also noted that the Adviser has agreed to enter into a fee waiver agreement to waive all or a portion of its management fee to the extent necessary to offset any acquired fund fees and expenses. The Board also considered the allocation of fees between the Adviser and Keating.
The Board considered, among other information, the data provided in the third-party report. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive). This data included a comparison of the New Fund’s anticipated expense ratio against funds that were both exchanged-traded funds and mutual funds. The New Fund’s total expense ratio (for both gross and net) and management fee were in the following quartiles:
Original Peer Analysis (U.S. Equity Value Funds):

Fund	Total Expense Ratio		Net Expense Ratio		Management Fee Only
	ETFs	Mutual Funds	ETFs	Mutual Funds	ETFs	Mutual Funds
KEAT	Highest Quartile	3rd Lowest Quartile	Highest Quartile	2nd Highest Quartile	Highest Quartile	Highest Quartile
Alternate Peer Analysis (U.S Equity Funds):

Fund	Total Expense Ratio		Net Expense Ratio		Management Fee Only
	ETFs	Mutual Funds	ETFs	Mutual Funds	ETFs	Mutual Funds
KEAT	2nd Highest Quartile	3rd Lowest Quartile	2nd Highest Quartile	3rd Lowest Quartile	2nd Highest Quartile	Highest Quartile
The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and Keating in connection with providing their respective services to the New Fund. The Board reviewed estimated profit and loss information provided by the Adviser with respect to the New Fund and estimated data regarding the proposed sub-advisory fee. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage the New Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that the Adviser agreed to pay all expenses incurred by the New Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser and Keating, as the sponsor of the New Fund. The Board considered the Adviser’s fee waiver agreement whereby it has agreed to waive all or a portion of its management fee to the extent necessary to offset any acquired fund fees and expenses. They also considered the New Fund’s projected asset totals over the first year of operations, noting that based on the projected asset totals the Adviser should realize a small profit while the Sub-Adviser will be near breakeven. The Board stated that the projected profitability for the Adviser and/or Keating was not unreasonable in light of the expected level of services to be provided to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or Keating might derive ancillary benefits from the New Fund’s operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Funds.
Economies of Scale. The Board also considered whether economies of scale would be realized by the New Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted

that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved each of the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Michael D. Barolsky
Michael D. Barolsky, President (principal executive officer)

Date:	October 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael D. Barolsky
Michael D. Barolsky, President (principal executive officer)

Date:	October 7, 2024

By (Signature and Title)	/s/ Sean Hegarty
Sean Hegarty, Treasurer (principal financial officer)

Date:	October 7, 2024